Subsequent Events (Detail) (USD $)	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011	Apr. 10, 2007 9 1/2 % Senior Toggle Notes	Apr. 29, 2013 Unsecured Debt Subsequent Event	Mar. 31, 2013 Unsecured Debt 9 1/2 % Senior Toggle Notes Subsequent Event	Apr. 29, 2013 Senior Unsecured Term Loan Facility Federal Funds Rate [Member] Subsequent Event	Apr. 29, 2013 Senior Unsecured Term Loan Facility Eurocurrency Rate Subsequent Event	Apr. 29, 2013 Senior Unsecured Term Loan Facility Base Rate Subsequent Event	Apr. 29, 2013 Minimum Senior Unsecured Term Loan Facility Eurocurrency Rate Subsequent Event	Apr. 29, 2013 Minimum Senior Unsecured Term Loan Facility Base Rate Subsequent Event
Subsequent Event [Line Items]
Borrowing capacity					$ 275,000,000
PIK long term debt amount	$ 2,675,200,000	$ 2,683,500,000	$ 2,346,600,000	$ 565,000,000		$ 269,100,000
Debt instrument basis spread, base rate (percent)	0.50%	0.50%					0.50%	5.25%	4.25%
Interest rate floor (percent)										1.25%	2.25%